Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 02, 2021	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Cash equivalents
Offering costs				$ 75,000	75,000	6,155,498
Offering costs derivative warrant liabilities		15,800,000			15,800,000	15,800,000
Unrecognized tax benefits
Accrued for the payment of interest and penalties
Anti-dilutive securities attributable to warrants excluded from calculation of diluted income per share (in Shares)			9,850,000		9,850,000
Cash			$ 250,000
IPO [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Offering costs	$ 16,400,000	$ 590,000			$ 16,400,000
Number of shares issued (in Shares)	28,750,000
Class A Common Stock Subject to Possible Redemption [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Class A ordinary shares subject to possible redemption, shares outstanding (in Shares)		28,750,000	1,872,928		28,750,000	28,750,000
Class A Common Stock Subject to Possible Redemption [Member] | Private Placement [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number of shares issued (in Shares)					800,000
Class A Ordinary Shares [Member] | Private Placement [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number of shares issued (in Shares)			800,000
Class A ordinary shares subject to possible redemption [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Class A ordinary shares subject to possible redemption, shares outstanding (in Shares)			1,872,928		28,750,000
Warrant [Member] | IPO [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Offering costs						$ 590,000